Consolidated Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests-137.73%(b)(c)
Aerospace & Defense–6.11%

ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.69%	10/05/2026	EUR	1,414	$1,491,574

Brown Group Holding LLC (Signature Aviation US Holdings, Inc.), Incremental Term Loan B-2 (1 mo. Term SOFR + 3.00%)	8.35%	07/02/2029		$1,348	1,354,891

Castlelake Aviation Ltd., Incremental Term Loan (3 mo. Term SOFR + 2.75%)	8.08%	10/22/2027		2,649	2,664,138
Dynasty Acquisition Co., Inc.

Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.83%	08/24/2028		269	271,588

Term Loan B-2 (1 mo. Term SOFR + 3.50%)	8.83%	08/24/2028		104	104,717

FDH Group Acquisition, Inc., Term Loan A (3 mo. Term SOFR + 6.65%)(d)(e)	11.95%	10/01/2025		21,721	21,547,215

Gogo Intermediate Holdings LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.19%	04/30/2028		792	792,050
NAC Aviation 8 Ltd. (Ireland)

Revolver Loan(e)(f)	0.00%	12/31/2026		1,826	1,826,168

Term Loan (1 mo. USD LIBOR + 4.11%)(e)	9.43%	12/31/2026		2,186	0

Term Loan (1 mo. USD LIBOR + 4.11%)(e)	9.43%	12/31/2026		2,233	0

Ovation Parent, Inc. (Kaman), Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	04/21/2031		1,303	1,314,230

Peraton Corp., Second Lien Term Loan B-1 (3 mo. Term SOFR + 7.85%)	13.18%	02/01/2029		2,389	2,408,281

Propulsion (BC) Newco LLC (Spain), Term Loan (3 mo. Term SOFR + 3.75%)	9.06%	09/14/2029		1,983	2,001,504

Rand Parent LLC (Atlas Air), First Lien Term Loan B (3 mo. Term SOFR + 4.25%)	9.56%	03/17/2030		1,530	1,537,752

Titan Acquisition Holdings L.P., Term Loan(g)	–	06/14/2030		588	592,482

					37,906,590

Air Transport–2.55%

AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. Term SOFR + 5.01%)	10.34%	04/20/2028		5,488	5,709,778
American Airlines, Inc.

Term Loan (1 mo. Term SOFR + 2.86%)	8.18%	02/15/2028		1,200	1,201,789

Term Loan (6 mo. Term SOFR + 2.50%)	8.77%	06/04/2029		3,075	3,073,908

United AirLines, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	02/22/2031		1,855	1,864,978
WestJet Airlines Ltd. (Canada)

Term Loan (1 mo. Term SOFR + 3.10%)	8.43%	12/11/2026		140	141,152

Term Loan (3 mo. Term SOFR + 3.75%)	9.05%	02/14/2031		3,819	3,843,440

					15,835,045

Automotive–10.22%

Autokiniton US Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.44%	04/06/2028		944	952,894

Constellation Auto (CONSTE/BCA) (United Kingdom) First Lien Term Loan B-2 (6 mo. SONIA + 4.75%)	9.94%	07/28/2028	GBP	305	367,461

Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.69%	07/27/2029	GBP	800	742,977
DexKo Global, Inc.

Incremental First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.56%	10/04/2028		804	806,453

Revolver Loan(e)(f)	0.00%	10/04/2026		1,224	1,215,836

Driven Holdings LLC, Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	12/17/2028		1,327	1,326,719

Engineered Components & Systems LLC, Term Loan (1 mo. Term SOFR + 6.00%)	11.33%	08/30/2030		1,490	1,475,547
First Brands Group LLC

First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%)(e)	8.87%	03/30/2027	EUR	638	688,389

First Lien Incremental Term Loan (3 mo. Term SOFR + 5.26%)	10.59%	03/30/2027		4,776	4,752,405

First Lien Term Loan (3 mo. Term SOFR + 5.26%)	10.59%	03/30/2027		3,464	3,435,457

Second Lien Term Loan (3 mo. Term SOFR + 8.55%)	14.14%	03/30/2028		934	914,188

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. Term SOFR + 4.60%)	9.93%	11/09/2027		2,493	2,501,863

LS Group OpCo Acquisition (Les Schwab Tire Centers), Term Loan B (1 mo. Term SOFR + 3.00%)	8.33%	04/23/2031		3,148	3,162,009
M&D Distributors

Delayed Draw Term Loan (3 mo. Term SOFR + 5.65%)(d)(e)	11.00%	08/31/2028		2,352	2,354,725

Revolver Loan (3 mo. Term SOFR + 4.50%)(d)(e)	13.00%	08/31/2028		284	283,733

Revolver Loan(d)(e)(f)	0.00%	08/31/2028		899	898,489

Term Loan (3 mo. Term SOFR + 5.65%)(d)(e)	11.00%	08/31/2028		6,661	6,667,535

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)

Mavis Tire Express Services Topco Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	05/04/2028		$3,415	$ 3,441,165
Muth Mirror Systems LLC
Revolver Loan (3 mo. USD LIBOR + 7.00%)

(Acquired 04/23/2019-03/29/2024; Cost $ 1,539,148)(d)(e)(h)	7.00%	04/23/2025		1,540	1,243,027
Term Loan (3 mo. USD LIBOR + 7.00%)

(Acquired 04/23/2019-03/29/2024; Cost $ 16,842,454)(d)(e)(h)	7.00%	04/23/2025		16,903	13,640,863

PowerStop LLC, Term Loan B (3 mo. Term SOFR + 4.75%)	10.20%	01/24/2029		1,185	1,155,407

Project Boost Purchaser LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	05/30/2026		1,035	1,040,968

Transtar Industries, Inc., Term Loan A (3 mo. Term SOFR + 7.40%)(d)(e)	12.75%	01/22/2027		7,930	7,866,465

Wand NewCo 3, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	01/30/2031		2,378	2,400,080

					63,334,655

Beverage & Tobacco–1.77%
AI Aqua Merger Sub, Inc.

Incremental Delayed Draw Term Loan (1 mo. Term SOFR + 4.25%)	9.57%	07/31/2028		2,232	2,247,511

Term Loan B (1 mo. Term SOFR + 4.00%)	9.32%	07/31/2028		2,892	2,908,440
City Brewing Co. LLC

First Lien Term Loan (3 mo. Term SOFR + 6.25%)(e)	11.57%	04/05/2028		1,198	1,209,555

Term Loan (3 mo. Term SOFR + 3.50%)(e)	9.09%	04/05/2028		2,726	2,507,402

Term Loan (3 mo. Term SOFR + 3.50%)	8.83%	04/14/2028		2,725	2,112,214

					10,985,122

Building & Development–2.97%

Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (1 mo. Term SOFR + 2.60%)	7.93%	08/27/2025		217	216,708

Chariot Buyer LLC, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	11/03/2028		1,640	1,649,400

Corialis (United Kingdom), Term Loan B (1 mo. SONIA + 4.40%)	9.63%	07/06/2028	GBP	193	240,200

Empire Today LLC, Term Loan B (1 mo. Term SOFR + 5.00%)	10.59%	04/01/2028		5,186	3,761,966

Gulfside Supply, Inc., Term Loan B(e)(g)	–	05/31/2031		1,015	1,018,318
Icebox Holdco III, Inc.

First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.07%	12/22/2028		665	666,664

Second Lien Term Loan (3 mo. Term SOFR + 7.01%)(e)	12.32%	12/21/2029		593	598,531

Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. Term SOFR + 3.60%)	8.93%	04/01/2028		2,151	1,925,454

IPS Corp./CP Iris Holdco, First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	10/02/2028		1,124	1,127,474

Janus International Group LLC, Term Loan(g)	–	08/03/2030		446	449,179

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.85%)	10.18%	02/16/2029		3,982	3,838,870

MI Windows and Doors LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	03/28/2031		1,399	1,411,909

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.90%	04/29/2029		1,104	1,106,746
Platea (BC) Bidco AB

Delayed Draw Term Loan B(f)	0.00%	04/02/2031	EUR	59	64,800

Term Loan B(g)	–	04/02/2031	EUR	298	324,000

					18,400,219

Business Equipment & Services–20.25%

Aegion Corp., Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	05/17/2028		313	315,451

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan(g)	–	05/12/2028		3,902	3,907,036
Alter Domus (Chrysaor Bidco S.a.r.l.)

Delayed Draw Term Loan(f)	0.00%	05/14/2031		43	42,722

Term Loan B(g)	–	05/14/2031		575	577,674

Boost Newco Borrower LLC (WorldPay), Term Loan (1 mo. Term SOFR + 3.00%)	8.31%	01/31/2031		3,570	3,589,743

Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. Term SOFR + 9.50%)	14.82%	05/10/2027		209	109,556
Cimpress USA, Inc.

Term Loan B (1 mo. Term SOFR + 3.00%)	8.32%	05/17/2028		2,943	2,948,719

Term Loan B (1 mo. Term SOFR + 3.61%)	8.93%	05/17/2028		1,172	1,174,283
Cloud Software Group, Inc.

First Lien Term Loan (1 mo. Term SOFR + 4.60%)	9.93%	03/21/2031		1,768	1,780,615

First Lien Term Loan B (1 mo. Term SOFR + 4.00%)	9.91%	03/30/2029		1,216	1,222,341
Constant Contact, Inc.

Delayed Draw Term Loan (3 mo. Term SOFR + 4.26%)(e)	9.57%	02/10/2028		370	357,395

Delayed Draw Term Loan(e)(f)	0.00%	02/10/2028		739	714,789

Second Lien Term Loan (3 mo. Term SOFR + 7.76%)	13.06%	02/12/2029		1,012	945,625

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)

Corporation Service Co., Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	11/02/2029		$980	$ 986,145

CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. Term SOFR + 7.35%)	12.68%	08/10/2026		106	103,811
CV Intermediate Holdco Corp. (Class Valuation)

Delayed Draw Term Loan (3 mo. Term SOFR + 6.40%)(d)(e)	11.73%	03/31/2026		11,404	11,347,233

First Lien Term Loan (1 mo. Term SOFR + 6.40%)(d)(e)	11.73%	03/31/2026		7,708	7,669,941

Revolver Loan (3 mo. Term SOFR + 6.40%)(d)(e)	11.73%	03/31/2026		235	234,287

Revolver Loan(d)(e)(f)	0.00%	03/31/2026		942	937,144
D&H United Fueling Solutions

Delayed Draw Term Loan B(e)(f)	0.00%	09/16/2028		1,259	1,256,806

Delayed Draw Term Loan B (3 mo. Term SOFR + 5.90%)(e)	11.24%	09/16/2028		157	156,708

Incremental Term Loan (3 mo. Term SOFR + 5.90%)(e)	11.21%	09/15/2028		3,125	3,118,451
Deerfield Dakota Holding Corp.

First Lien Term Loan (3 mo. Term SOFR + 3.75%)	9.06%	04/09/2027		1,245	1,246,891

Second Lien Term Loan (3 mo. Term SOFR + 7.01%)	12.32%	04/07/2028		1,055	1,057,401
Esquire Deposition Solutions LLC

Delayed Draw Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.95%	12/30/2027		4,547	4,528,806

Delayed Draw Term Loan(d)(e)(f)	0.00%	12/28/2027		1,538	1,531,512

Revolver Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.96%	12/30/2027		767	764,415

Revolver Loan(d)(e)(f)	0.00%	12/30/2027		512	509,611

Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.95%	12/30/2027		11,390	11,343,959

Garda World Security Corp. (Canada), Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	02/01/2029		4,392	4,439,682

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 4.11%)	9.44%	05/12/2028		1,023	1,023,145

I-Logic Tech Bidco Ltd. (Acuris) (United Kingdom), Term Loan (3 mo. Term SOFR + 4.15%)	9.45%	02/16/2028		1,497	1,503,989
ION Trading Technologies S.a.r.l. (Luxembourg)

Term Loan (3 mo. EURIBOR + 4.25%)	8.15%	04/01/2028	EUR	358	377,900

Term Loan (3 mo. Term SOFR + 4.85%)	10.15%	04/01/2028		583	584,465

KronosNet CX Bidco (Comspa Konecta) (Spain), Term Loan B (6 mo. EURIBOR + 5.75%)	9.60%	09/30/2029	EUR	1,608	1,516,887
Lamark Media Group LLC

Delayed Draw Term Loan (3 mo. Term SOFR + 5.85%)(d)(e)	11.16%	10/14/2027		1,610	1,609,585

Revolver Loan(d)(e)(f)	0.00%	10/14/2027		1,087	1,086,640

Term Loan (3 mo. Term SOFR + 5.85%)(d)(e)	11.16%	10/14/2027		7,435	7,435,332

Term Loan (3 mo. Term SOFR + 6.60%)(d)(e)	11.91%	10/14/2027		2,425	2,473,768

Learning Care Group (US) No. 2, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.07%	08/11/2028		610	613,856

Monitronics International, Inc., Term Loan B (3 mo. Term SOFR + 7.76%)	13.09%	06/30/2028		9,010	8,992,637

NAS LLC (d.b.a. Nationwide Marketing Group)

Revolver Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.98%	06/02/2025		431	423,227

Revolver Loan(d)(e)(f)	0.00%	06/02/2025		431	423,227

Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.98%	06/03/2024		8,192	8,044,886

Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.98%	06/03/2024		3,327	3,267,383

Term Loan (3 mo. Term SOFR + 6.65%)(d)(e)	11.98%	06/03/2024		1,556	1,528,306
OCM System One Buyer CTB LLC

Term Loan (3 mo. Term SOFR + 3.85%)(e)	9.17%	03/02/2028		766	770,276

Term Loan B(e)(g)	–	03/02/2028		141	141,286

Orchid Merger Sub II LLC, Term Loan (3 mo. Term SOFR + 4.85%)	10.18%	07/27/2027		2,876	1,761,370

Prometric Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	01/31/2028		966	973,286

Protect America, Revolver Loan(e)	0.00%	09/01/2024		326	296,735

Ryan LLC (Ryan Tax), Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	11/14/2030		235	236,312

Sitel Worldwide Corp., Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	08/28/2028		1,306	1,037,895

Skillsoft Corp., Term Loan (1 mo. Term SOFR + 5.37%)	10.69%	07/14/2028		900	737,133

Solera (Polaris Newco LLC), First Lien Term Loan (1 mo. SONIA + 5.25%)	10.45%	06/02/2028	GBP	407	497,973

Spin Holdco, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.59%	03/04/2028		9,800	8,504,904

UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.85%)(e)	11.17%	03/20/2027		865	756,918

					125,538,073

Cable & Satellite Television–4.32%
Altice Financing S.A. (Altice-Int’l) (Luxembourg)

Term Loan (3 mo. Term SOFR + 5.00%)	10.33%	10/31/2027		254	222,982

Term Loan B (3 mo. EURIBOR + 5.00%)	8.91%	10/31/2027	EUR	318	302,794

Atlantic Broadband Finance LLC (Cogeco), Term Loan B-1 (1 mo. Term SOFR + 3.25%)	8.58%	09/18/2030		1,406	1,378,829

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cable & Satellite Television–(continued)
Lightning Finco Ltd. (LiveU) (United Kingdom)

Term Loan B-1 (3 mo. Term SOFR + 5.93%)(d)(e)	11.24%	08/31/2028		$17,300	$ 17,300,530

Term Loan B-2 (6 mo. EURIBOR + 5.50%)(e)	9.39%	08/31/2028	EUR	1,775	1,914,938
Numericable-SFR S.A. (France)

Incremental Term Loan B-13 (3 mo. Term SOFR + 4.00%)	9.58%	08/14/2026		1,807	1,465,907

Term Loan B-11 (3 mo. Term SOFR + 2.75%)	8.34%	07/31/2025		727	636,505

Term Loan B-12 (1 mo. Term SOFR + 2.11%)	9.28%	01/31/2026		1,318	1,110,902

Telenet - LG, Term Loan AR (1 mo. Term SOFR + 3.36%)	7.43%	04/30/2028		206	199,075

Virgin Media 02 - LG (United Kingdom), Term Loan Y (1 mo. Term SOFR + 3.25%)	8.66%	03/31/2031		2,327	2,252,647

					26,785,109

Chemicals & Plastics–13.61%

A-Gas Finco, Inc., Term Loan (1 mo. Term SOFR + 5.25%)	10.56%	12/14/2029		2,314	2,240,193
AkzoNobel Chemicals

Term Loan B (1 mo. Term SOFR + 3.50%)	8.82%	04/03/2028		974	983,426

Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	04/03/2028		244	245,548
Aruba Investments, Inc.

First Lien Term Loan (1 mo. Term SOFR + 4.10%)	9.43%	11/24/2027		307	305,785

Second Lien Term Loan (1 mo. Term SOFR + 7.85%)	13.18%	11/24/2028		1,024	995,435

Arxada (Herens Holdco S.a r.l./ Lonza) (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.83%	07/03/2028	EUR	350	364,134

Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.85%)	10.07%	08/27/2026		4,549	4,544,729

Caldic (Pearls BidCo) (Netherlands), Term Loan B (1 mo. Term SOFR + 4.00%)	9.33%	02/26/2029		1,603	1,607,445

Charter NEX US, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		2,013	2,024,950

Chemours Co. (The), Term Loan B-3 (1 mo. Term SOFR + 3.50%)	8.83%	08/18/2028		3,155	3,180,958

Composite Resins Holding B.V. (AOC), Term Loan (1 mo. Term SOFR + 4.35%)	9.68%	10/15/2028		1,862	1,870,400

Derby Buyer LLC (Delrin), Term Loan B (1 mo. Term SOFR + 3.50%)	9.58%	11/01/2030		1,201	1,206,101
Discovery Purchaser Corp. (BES)

First Lien Term Loan (3 mo. Term SOFR + 4.38%)	9.68%	10/04/2029		2,728	2,733,066

Second Lien Term Loan (1 mo. Term SOFR + 7.00%)	12.31%	10/04/2030		663	643,189

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (3 mo. Term SOFR + 5.51%)	10.82%	11/01/2028		3,026	2,935,095
Flint Group (ColourOz Inv) (Germany)

PIK Term Loan B, 6.90% PIK Rate, 5.69% Cash Rate(i)	6.90%	12/31/2027		32	5,739

Term Loan (1 mo. Term SOFR + 8.26%)	13.59%	06/30/2026		5	4,708

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan (3 mo. Term SOFR + 3.75%)	9.46%	05/29/2029		576	580,369
Hasa Intermediate Holdings LLC

Delayed Draw Term Loan(e)(f)	0.00%	01/10/2029		1,505	1,487,131

Revolver Loan (3 mo. Term SOFR + 5.75%)(d)(e)	11.21%	01/10/2029		405	400,382

Revolver Loan(d)(e)(f)	0.00%	01/10/2029		1,042	1,029,552

Term Loan (3 mo. Term SOFR + 5.75%)(d)(e)	11.20%	01/10/2029		13,497	13,335,276

ICP Group Holdings LLC (CPC Acquisition), First Lien Term Loan (1 mo. Term SOFR + 4.01%)	9.32%	12/29/2027		917	776,611

INEOS Enterprises Holdings US Finco LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	9.20%	07/08/2030		2,000	2,013,044
Ineos Quattro (STYRO) (United Kingdom)

Term Loan B (1 mo. Term SOFR + 4.35%)	9.68%	04/02/2029		1,888	1,892,927

Term Loan B (1 mo. Term SOFR + 3.85%)	9.18%	03/14/2030		736	737,843
Ineos US Finance LLC

Term Loan (1 mo. Term SOFR + 3.85%)	9.18%	11/08/2027		976	980,628

Term Loan (1 mo. Term SOFR + 2.60%)	8.93%	02/18/2030		1,485	1,491,980

Term Loan (1 mo. Term SOFR + 3.60%)	9.08%	02/07/2031		1,858	1,869,758

Lummus Technology Holdings V LLC (Illuminate Buyer LLC), Term Loan B (1 mo. Term SOFR + 3.61%)	8.94%	12/31/2029		953	959,609

Oxea Corp. (OQ Chemicals), Term Loan B-2 (3 mo. Term SOFR + 3.60%)	8.91%	10/14/2024		2,415	2,251,606

Potters Industries, Term Loan B (3 mo. Term SOFR + 3.75%)	9.05%	12/14/2027		1,109	1,118,119

Proampac PG Borrower LLC, Term Loan B (3 mo. Term SOFR + 4.00%)	9.33%	09/15/2028		3,454	3,481,591

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
Trinseo Materials Operating S.C.A.

Incremental Term Loan (3 mo. Term SOFR + 2.76%)	8.11%	05/03/2028		$3,148	$ 2,596,843

Term Loan A (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		476	501,268

Term Loan B (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		3,504	3,688,597

Tronox Finance LLC, Term Loan B (1 mo. Term SOFR + 2.75%)	8.08%	04/04/2029		988	994,037

Univar, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)	9.32%	08/01/2030		1,812	1,835,563
V Global Holdings LLC

Revolver Loan (1 mo. USD LIBOR + 5.75%)(d)(e)	11.17%	12/22/2025		1,181	1,099,747

Revolver Loan(d)(e)(f)	0.00%	12/22/2025		411	382,181

Term Loan (6 mo. Term SOFR + 5.75%)(d)(e)	11.22%	12/22/2027		12,824	11,939,153

W. R. Grace Holdings LLC, Term Loan (1 mo. Term SOFR + 4.01%)	9.32%	09/22/2028		1,059	1,064,361

					84,399,077

Clothing & Textiles–0.48%

ABG Intermediate Holdings 2 LLC, First Lien Term Loan B-1 (1 mo. Term SOFR + 2.75%)	8.93%	12/21/2028		2,881	2,902,107

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. Term SOFR + 3.51%)	8.84%	04/28/2028		92	92,602

					2,994,709

Containers & Glass Products–6.97%
Berlin Packaging LLC

Term Loan B-5 (3 mo. Term SOFR + 3.87%)	9.18%	03/11/2028		844	846,398

Term Loan B-7(g)	–	05/09/2031		2,385	2,392,537

Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.50%	12/14/2028		1,629	1,527,870

Duran Group (Blitz/DWK) (Germany), Term loan C-2 (1 mo. Term SOFR + 5.40%)	10.72%	05/31/2026		3,302	3,141,378
Keg Logistics LLC

Revolver Loan (3 mo. Term SOFR + 6.16%)(d)(e)	12.23%	11/23/2027		1,663	1,556,256

Term Loan A (3 mo. Term SOFR + 6.15%)(d)(e)	11.49%	11/16/2027		25,530	23,896,329
Keter Group B.V. (Netherlands)

Term Loan (3 mo. EURIBOR + 8.00%)(e)	11.90%	12/31/2024	EUR	102	112,355

Term Loan (3 mo. EURIBOR + 5.00%)	8.86%	12/31/2029	EUR	1,733	1,496,456

Term Loan (3 mo. EURIBOR + 4.75%)	8.61%	12/31/2029	EUR	1,627	1,727,779

Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%)	11.97%	11/22/2027		3,612	3,480,929

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (3 mo. Term SOFR + 4.46%)	9.77%	07/07/2028		722	707,961

Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	10/04/2028		2,776	1,739,513

Pegasus BidCo B.V. (Netherlands), Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	07/12/2029		612	615,904

					43,241,665

Cosmetics & Toiletries–1.15%
Bausch and Lomb, Inc.

Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	09/14/2028		1,333	1,334,311

Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	05/10/2027		4,449	4,413,038

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	8.87%	06/29/2028	EUR	1,360	1,401,507

					7,148,856

Drugs–0.00%

Grifols Worldwide Operations USA, Inc., Term Loan B (3 mo. Term SOFR + 2.15%)	7.46%	11/15/2027		19	18,632

Ecological Services & Equipment–1.25%

Anticimex Global AB (Sweden), Term Loan B-6 (3 mo. Term SOFR + 3.46%)	8.81%	11/16/2028		251	253,885

EnergySolutions LLC, Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	09/18/2030		2,333	2,363,341
Groundworks LLC

Delayed Draw Term Loan(e)(f)	0.00%	03/14/2031		240	240,959

Delayed Draw Term Loan (1 mo. Term SOFR + 3.50%)	0.50%	03/14/2031		46	45,897

Revolver Loan(e)(f)	0.00%	03/14/2029		146	145,186

Term Loan (1 mo. Term SOFR + 3.50%)	8.82%	03/14/2031		1,552	1,558,586

OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.58%	12/31/2025	EUR	326	338,521

Patriot Container Corp., First Lien Term Loan (1 mo. Term SOFR + 3.85%)	9.18%	03/20/2025		2,249	2,173,236

TruGreen L.P., Second Lien Term Loan (3 mo. Term SOFR + 8.50%)	13.83%	11/02/2028		827	653,203

					7,772,814

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–7.17%

Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (1 yr. SOFR + 5.60%)	10.40%	02/01/2030		$393	$ 388,246

Applied Systems, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.81%	02/24/2031		162	163,756

Boxer Parent Co., Inc., Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/29/2028		439	442,811

Central Parent LLC, Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	07/06/2029		211	213,048

E2Open LLC, Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	02/04/2028		1,252	1,261,893
Epicor Software Corp.

Delayed Draw Term Loan B(f)	0.00%	05/23/2031		125	125,157

Term Loan B(g)	–	06/23/2031		1,061	1,066,723
GoTo Group, Inc. (LogMeIn)

First Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.17%	04/30/2028		4,822	4,546,796

Second Lien Term Loan (1 mo. Term SOFR + 4.85%)	10.17%	04/30/2028		3,190	1,977,881

Idemia Group S.A.S. (Oberthur Tech/Morpho/OBETEC), Term Loan B-5 (3 mo. Term SOFR + 4.25%)	9.56%	09/30/2028		1,217	1,224,616

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 5.00%)	8.68%	10/17/2028	EUR	706	769,990
Infinite Electronics

First Lien Incremental Term Loan (3 mo. Term SOFR + 6.25%)(e)	11.84%	01/31/2025		451	451,201

First Lien Term Loan (3 mo. Term SOFR + 4.01%)	9.34%	03/02/2028		1,047	1,021,590

Second Lien Term Loan (3 mo. Term SOFR + 7.26%)	12.59%	03/02/2029		441	377,829

Informatica Corp., Term Loan (1 mo. Term SOFR + 2.86%)	8.19%	10/27/2028		478	480,573

ION Corp (Helios Software), Term Loan (3 mo. Term SOFR + 3.75%)	9.05%	07/18/2030		678	681,744
Learning Pool (Brook Bidco Ltd.) (United Kingdom)

Term Loan (3 mo. SONIA + 6.87%)(e)	12.07%	08/17/2028	GBP	702	877,805

Term Loan 1 (3 mo. Term SOFR + 7.01%)(e)	12.32%	08/17/2028		933	903,158

Mavenir Systems, Inc., Term Loan B (3 mo. Term SOFR + 5.01%)	10.35%	08/18/2028		2,975	2,333,726

McAfee LLC, Term Loan B(g)	–	03/01/2029		490	490,831

Natel Engineering Co., Inc., Term Loan (1 mo. Term SOFR + 6.36%)	11.69%	04/30/2026		4,121	3,633,877

Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(e)	9.93%	03/03/2028	EUR	1,545	1,572,347

Open Text Corp. (Canada), Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	01/31/2030		400	403,290

Particle Luxembourg S.a.r.l. (WebPros), Term Loan B (1 mo. Term SOFR + 4.00%)(e)	9.32%	09/28/2024		1,972	1,985,229
Proofpoint, Inc.

Term Loan B (1 mo. Term SOFR + 3.36%)	8.32%	08/31/2028		2,015	2,022,643

Term Loan B (1 mo. Term SOFR + 3.36%)	8.32%	08/31/2028		58	58,322

Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. Term SOFR + 4.25%)	9.73%	02/01/2029		4,704	3,518,036

Renaissance Holding Corp., Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	04/05/2030		676	677,318

Sandvine Corp., Second Lien Term Loan (3 mo. Term SOFR + 8.00%)	13.33%	11/02/2026		289	115,770
SonicWall U.S. Holdings, Inc.

First Lien Term Loan (3 mo. Term SOFR + 5.00%)	10.31%	05/18/2028		2,637	2,645,262

Second Lien Term Loan (3 mo. Term SOFR + 7.65%)	12.96%	05/18/2026		353	330,566

Ultimate Software Group, Inc., First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.57%	02/10/2031		2,200	2,219,345

Utimaco (SGT Ultimate BidCo GmbH) (Germany)

Term Loan B-1 (6 mo. EURIBOR + 4.75%)(e)	10.00%	05/31/2029	EUR	3,539	3,594,393

Term Loan B-2 (3 mo. EURIBOR + 6.68%)(e)	11.99%	05/31/2029		1,986	1,873,111

					44,448,883

Financial Intermediaries–2.61%

AssuredPartners, Inc., Term Loan B-5 (1 mo. Term SOFR + 3.50%)	8.83%	02/14/2031		2,979	3,004,857

Broadstreet Partners, Inc., Term Loan B(g)	–	05/09/2031		3,155	3,172,652
Edelman Financial Center LLC (The)

Incremental Term Loan (1 mo. Term SOFR + 3.61%)	8.94%	04/07/2028		433	433,405

Second Lien Term Loan (1 mo. Term SOFR + 6.86%)	12.19%	07/20/2026		193	193,293

Term Loan(g)	–	10/20/2028		205	205,670

Eisner Advisory Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/28/2031		1,957	1,980,335

Grant Thornton Advisors LLC, Term Loan B(g)	–	05/16/2031		2,180	2,197,119

LendingTree, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	9.19%	09/15/2028		2,908	2,890,658

Tegra118 Wealth Solutions, Inc., Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	02/18/2027		1,410	1,357,505

Tricor (Thevelia/Vistra-Virtue), First Lien Incremental Term Loan B-1 (1 mo. Term SOFR + 3.75%)	9.06%	06/18/2029		706	711,792

					16,147,286

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products–7.60%

Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	12/18/2026		$1,531	$ 1,539,254

Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	02/15/2027	EUR	4,485	4,586,043
BrightPet (AMCP Pet Holdings, Inc.)

Incremental Term Loan B (3 mo. Term SOFR + 6.25%)(d)(e)	12.46%	10/05/2026		3,901	3,838,369

Revolver Loan (3 mo. Term SOFR + 6.25%)(d)(e)	12.43%	10/05/2026		1,130	1,111,948

Revolver Loan(d)(e)(f)	0.00%	10/05/2026		236	232,206

Term Loan (3 mo. Term SOFR + 6.25%)(d)(e)	11.71%	10/05/2026		3,834	3,772,652
Florida Food Products LLC

First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	10.33%	10/18/2028		800	696,491

First Lien Term Loan (1 mo. Term SOFR + 5.00%)	10.44%	10/18/2028		5,594	4,883,016

Second Lien Term Loan (1 mo. Term SOFR + 8.11%)(e)	13.44%	10/18/2029		1,133	764,606

Mosel Bidco SE (Alphia) (Germany), Term Loan B (1 mo. Term SOFR + 5.00%)	10.31%	10/02/2030		2,016	1,918,909

Shearer’s Foods LLC, Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	02/12/2031		2,642	2,669,214

Sigma Holdco B.V. (Netherlands)

Term Loan B-6 (3 mo. EURIBOR + 5.00%)	8.88%	01/02/2028	EUR	900	979,372

Term Loan B-7 (1 mo. Term SOFR + 4.75%)	10.31%	01/02/2028		5,613	5,642,462

Solina Group Services (Powder Bidco) (France), Term Loan (3 mo. Term SOFR + 3.75%)(e)	9.07%	03/01/2029		770	775,907

Teasdale Foods, Inc., Term Loan (6 mo. Term SOFR + 6.50%)(d)(e)	11.68%	12/18/2025		14,829	13,701,707

					47,112,156

Food Service–0.57%

Areas (Pax Midco Spain), Term Loan B-2 (3 mo. EURIBOR + 5.00%)	8.83%	12/01/2029	EUR	3,023	3,284,251

Euro Garages (Netherlands), Term Loan (3 mo. Term SOFR + 4.68%)	9.99%	03/31/2026		266	265,760

					3,550,011

Forest Products–0.21%

NewLife Forest Restoration LLC, Term Loan (1 mo. USD LIBOR + 10.00%)(e)	10.00%	04/10/2029		1,277	1,277,469

Health Care–8.32%
Acacium (Impala Bidco Ltd.) (United Kingdom)

Incremental Term Loan B (1 mo. Term SOFR + 5.25%)(e)	10.20%	06/08/2028		1,161	1,096,888

Term Loan B (1 mo. SONIA + 5.00%)	10.20%	06/08/2028	GBP	516	640,663
Affinity Dental Management, Inc.

Delayed Draw Term Loan(e)(f)	0.00%	08/04/2028		3,811	3,623,894

Delayed Draw Term Loan (3 mo. Term SOFR + 5.75%)(e)	11.08%	08/04/2028		1,054	1,002,354

Revolver Loan (3 mo. Term SOFR + 5.75%)(d)(e)	11.08%	08/04/2028		649	616,833

Revolver Loan(d)(e)(f)	0.00%	08/04/2028		973	925,250

Term Loan (3 mo. Term SOFR + 5.75%)(d)(e)	11.07%	08/04/2028		10,701	10,176,974

Bracket Intermediate Holding Corp. (Signant), First Lien Term Loan (1 mo. Term SOFR + 5.10%)	10.40%	05/08/2028		1,155	1,162,283

Cerba (Chrome Bidco) (France), Incremental Term Loan C (3 mo. EURIBOR + 4.00%)	7.77%	02/16/2029	EUR	472	478,873

Curium BidCo S.a.r.l. (Luxembourg), Term Loan (1 mo. Term SOFR + 4.00%)(e)	9.30%	07/31/2029		128	129,723

Ethypharm (Financiere Verdi, Orphea Ltd.) (France), Term Loan B (3 mo. SONIA + 4.50%)	9.69%	04/17/2028	GBP	649	781,257
Global Medical Response, Inc.

Term Loan (3 mo. Term SOFR + 4.25%)	9.68%	03/14/2025		585	577,376

Term Loan (3 mo. Term SOFR + 4.25%)	9.81%	10/02/2025		1,719	1,687,231

HC Group Holdings III, Inc., Term Loan B (1 mo. Term SOFR + 2.25%)	7.58%	10/25/2028		102	102,987

International SOS LP (AEA International), Term Loan (1 mo. Term SOFR + 3.50%)(e)	8.81%	09/07/2028		1,235	1,244,106

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo. Term SOFR + 6.75%)	12.19%	12/17/2029		775	527,701
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)

Term Loan B (3 mo. EURIBOR + 3.75%)	7.61%	12/15/2027	EUR	232	252,986

Term Loan B-2 (3 mo. EURIBOR + 3.75%)	7.62%	12/15/2027	EUR	134	146,136

Organon & Co., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	05/14/2031		2,132	2,152,350

PAREXEL International Corp., First Lien Term Loan (1 mo. Term SOFR + 3.36%)	8.69%	11/15/2028		519	523,051

Prime Time Healthcare, Term Loan A (3 mo. Term SOFR + 5.96%)(d)(e)	11.27%	09/19/2028		4,457	4,407,592

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
SDB Holdco LLC (Specialty Dental Brands)

Delayed Draw Term Loan(e)(f)	0.00%	03/18/2027		585	$ 585,354

Delayed Draw Term Loan (1 mo. Term SOFR + 7.10%)(e)	12.41%	03/18/2027		$1,351	1,350,901

Term Loan A (1 mo. Term SOFR + 7.10%)(e)	12.41%	03/29/2027		15,884	15,884,589

Summit Behavioral Healthcare LLC, Term Loan B (3 mo. Term SOFR + 4.25%)	9.60%	10/30/2024		346	348,201

TTF Holdings LLC (Soliant), Term Loan B (1 mo. Term SOFR + 4.00%)	9.44%	03/31/2028		717	722,466

Veonet Lense GmbH (BLIVEO) (Germany), Incremental Term Loan(g)	–	03/14/2029	EUR	95	104,165

Women’s Care Holdings, Inc., Second Lien Term Loan (3 mo. Term SOFR + 8.25%)	13.68%	01/12/2029		402	338,036

					51,590,220

Home Furnishings–3.65%
A-1 Garage Door Services

Delayed Draw Term Loan(d)(e)(f)	0.00%	12/22/2028		790	793,687

Delayed Draw Term Loan (1 mo. Term SOFR + 6.10%)(d)(e)	11.43%	12/28/2028		2,261	2,272,559

Revolver Loan(d)(e)(f)	0.00%	12/22/2028		1,118	1,118,451

Term Loan A (1 mo. Term SOFR + 6.10%)(d)(e)	11.43%	12/22/2028		6,793	6,826,453
Hilding Anders AB (Sweden)

Term Loan (6 mo. EURIBOR + 5.00%)

(Acquired 10/04/2022-04/29/2024; Cost $259,572)(h)	8.83%	02/28/2026	EUR	302	118,952

Term Loan (6 mo. EURIBOR + 10.00%)(e)	13.83%	12/31/2026	EUR	22	23,513

Term Loan (3 mo. EURIBOR + 10.00%)

(Acquired 09/26/2023; Cost $31,133)(e)(h)	13.83%	12/31/2026	EUR	29	31,156
Term Loan

(Acquired 10/04/2022-04/30/2024; Cost $56,629)(e)(h)	0.00%	02/26/2027	EUR	305	0

HomeServe USA Holding Corp., Term Loan (1 mo. Term SOFR + 2.50%)	8.32%	10/21/2030		1,529	1,533,448

Mattress Holding Corp., Term Loan (3 mo. Term SOFR + 4.50%)	9.81%	09/25/2028		3,300	3,308,626
Serta Simmons Bedding LLC

First Lien Term Loan (3 mo. Term SOFR + 7.61%)(e)	12.94%	06/29/2028		180	179,079

Term Loan (3 mo. Term SOFR + 7.61%)	12.92%	06/29/2028		2,537	2,191,987

SIWF Holdings, Inc., Term Loan B (1 mo. Term SOFR + 4.11%)	9.44%	10/06/2028		2,286	1,919,193
Weber-Stephen Products LLC

Incremental Term Loan B (1 mo. Term SOFR + 4.36%)	9.68%	10/30/2027		598	558,958

Term Loan B (1 mo. Term SOFR + 3.36%)	8.69%	10/30/2027		1,880	1,761,130

					22,637,192

Industrial Equipment–8.86%
Alpha US Buyer LLC

Delayed Draw Term Loan(d)(e)(f)	0.00%	04/04/2030		3,482	3,446,681

Revolver Loan(d)(e)(f)	0.00%	04/04/2030		1,089	1,066,702

Revolver Loan (3 mo. Term SOFR + 6.15%)(d)(e)	11.46%	04/04/2030		121	118,522

Term Loan (3 mo. Term SOFR + 6.00%)(d)(e)	11.31%	04/04/2030		6,395	6,267,466

Arconic Rolled Products Corp., Term Loan B (1 mo. Term SOFR + 3.75%)	9.08%	08/18/2030		851	860,077

Chart Industries, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	8.67%	03/15/2030		1,889	1,900,482

Crosby US Acquisition Corp., Term Loan (1 mo. Term SOFR + 4.00%)	9.33%	08/16/2029		998	1,007,984

Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. Term SOFR + 5.50%)	10.80%	06/01/2029		2,215	2,011,463

DXP Enterprises, Inc., Incremental Term Loan (1 mo. Term SOFR + 4.85%)	10.16%	10/11/2030		1,834	1,848,389
EIS Legacy LLC

Delayed Draw Term Loan (1 mo. Term SOFR + 5.85%)(e)	11.43%	11/01/2027		1,396	1,387,727

Revolver Loan(e)(f)	0.00%	11/01/2027		784	779,262

Term Loan A (3 mo. Term SOFR + 5.75%)(e)	11.17%	11/01/2027		6,963	6,921,286
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)

Revolver Loan(e)(g)	–	06/04/2026		439	399,470

Revolver Loan(e)(f)	0.00%	06/04/2026		2,560	2,360,530

Term Loan B (3 mo. EURIBOR + 4.50%)	8.32%	01/31/2029	EUR	335	365,292

Term Loan B (3 mo. EURIBOR + 5.26%)	10.57%	02/05/2029		2,817	2,831,499

Madison IAQ LLC, Term Loan(g)	–	06/21/2028		104	104,285

Minimax (-Viking GmbH, -MX Holdings US, Inc.), Term Loan B-1D (1 mo. Term SOFR + 2.75%)	8.19%	07/31/2028		176	177,126

MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.50%)	7.82%	08/17/2029		316	318,475

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Industrial Equipment–(continued)
Robertshaw US Holding Corp.

First Lien Term Loan(e)(j)(k)	0.00%	02/28/2027		$2,294	$ 2,236,812
Revolver Loan

(Acquired 11/14/2023-11/22/2023; Cost $1,624,209)(e)(h)(j)(k)	0.00%	06/24/2027		1,623	1,623,194
Second Lien Term Loan

(Acquired 05/09/2023-07/14/2023; Cost $3,860,717)(e)(h)(j)(k)	0.00%	02/28/2027		6,151	3,598,160
Third Lien Term Loan

(Acquired 05/09/2023; Cost $414,458)(e)(h)(j)(k)	0.00%	02/28/2027		1,379	806,948

STS Operating, Inc. (Sunsource), Term Loan (1 mo. Term SOFR + 4.25%)	9.42%	09/26/2025		2,364	2,380,214
Tank Holding Corp.

Revolver Loan(e)(f)	0.00%	03/31/2028		424	411,153

Term Loan (1 mo. Term SOFR + 5.85%)	11.18%	03/31/2028		5,013	4,975,751

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B-2 (1 mo. Term SOFR + 3.50%)	8.79%	04/30/2030		1,816	1,830,097

Victory Buyer LLC (Vantage Elevator)

First Lien Term Loan (1 mo. Term SOFR + 4.01%)	9.34%	11/19/2028		2,722	2,648,390

Second Lien Term Loan (3 mo. Term SOFR + 7.26%)(e)	12.60%	11/19/2029		315	269,647

					54,953,084

Insurance–2.32%
Acrisure LLC

First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.94%	02/15/2027		1,496	1,498,383

First Lien Term Loan (1 mo. Term SOFR + 4.25%)	9.69%	02/15/2027		1,410	1,418,364

First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	11/11/2030		1,777	1,790,134

Alliant Holdings Intermediate LLC, Term Loan B-6 (1 mo. Term SOFR + 3.50%)	8.82%	11/06/2030		2,675	2,688,396

Hub International Ltd., Term Loan B (3 mo. Term SOFR + 3.25%)	8.57%	06/20/2030		833	839,148

Sedgwick Claims Management Services, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	02/24/2028		366	368,557

Truist Insurance Holdings, Term Loan B (3 mo. Term SOFR + 3.25%)	8.59%	05/06/2031		2,652	2,673,011
USI, Inc.

Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	09/27/2030		1,450	1,455,030

Term Loan B (3 mo. Term SOFR + 3.00%)	8.30%	11/22/2029		1,638	1,643,797

					14,374,820

Leisure Goods, Activities & Movies–4.95%

Carnival Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	8.07%	10/18/2028		2,359	2,379,239

Crown Finance US, Inc., Term Loan (1 mo. Term SOFR + 8.50%)	6.94%	07/31/2028		3,915	3,972,055

Fitness International LLC, Term Loan B (1 mo. Term SOFR + 5.25%)(e)	10.68%	02/05/2029		2,193	2,201,453

LC Ahab US Bidco LLC, Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	04/12/2031		814	819,833
Nord Anglia Education

Term Loan (3 mo. Term SOFR + 4.00%)	9.35%	01/31/2028		1,459	1,472,180

Term Loan B-2 (3 mo. Term SOFR + 3.75%)	9.10%	02/26/2031		1,180	1,192,277

OEG Borrower LLC (Opry Entertainment), Term Loan (3 mo. Term SOFR + 5.00%)(e)	10.43%	06/18/2029		1,616	1,621,726

Parques Reunidos (Piolin Bidco S.A.U.) (Spain), Term Loan B-4 (3 mo. EURIBOR + 4.50%)	8.22%	09/16/2029	EUR	546	594,788

Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.65%	02/27/2027	EUR	3,886	3,872,731

Topgolf Callaway Brands Corp., Term Loan (1 mo. Term SOFR + 3.00%)	8.33%	03/15/2030		344	345,985
USF S&H Holdco LLC

Term Loan A (3 mo. USD LIBOR + 8.00%)(d)(e)	17.25%	06/30/2025		741	740,626

Term Loan A(d)(e)(f)	0.00%	06/30/2025		886	885,934

Term Loan B (3 mo. USD LIBOR + 4.90%)(d)(e)	10.20%	06/30/2025		9,244	9,244,178
Vue International Bidco PLC (United Kingdom)

Second Lien Term Loan(g)	–	12/31/2027	EUR	595	378,414

Term Loan(g)	–	06/30/2027	EUR	173	198,223
Term Loan (6 mo. EURIBOR + 8.00%)

(Acquired 09/15/2022; Cost $343,521)(h)	11.90%	06/30/2027	EUR	344	369,467

Term Loan(e)(g)	–	12/31/2027	EUR	367	382,753

					30,671,862

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Lodging & Casinos–3.23%
Aimbridge Acquisition Co., Inc.

First Lien Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	02/02/2026		$2,219	$ 2,164,841

First Lien Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	02/02/2026		1,934	1,902,876

Caesars Entertainment, Inc., Incremental Term Loan B (1 mo. Term SOFR + 2.75%)	8.10%	02/06/2030		3,068	3,081,270

Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 3.75%)	9.07%	01/27/2029		1,190	1,195,299
GVC Finance LLC (Gibraltar)

Term Loan B (6 mo. Term SOFR + 2.75%)	8.07%	10/31/2029		1,258	1,263,764

Term Loan B-2 (3 mo. Term SOFR + 3.60%)	8.91%	10/31/2029		3,184	3,198,206
HBX Group (United Kingdom)

Term Loan B-3 (6 mo. EURIBOR + 4.50%)	8.34%	09/12/2028	EUR	2,860	3,135,533

Term Loan D-2 (6 mo. EURIBOR + 4.25%)	8.09%	09/21/2027	EUR	1,879	2,057,315

Motel One (One Hotels GmbH) (Germany), Term Loan B(g)	–	04/02/2031	EUR	592	647,801

Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 3.35%)	8.67%	12/14/2029		1,378	1,387,638

					20,034,543

Nonferrous Metals & Minerals–1.07%

AZZ, Inc., Term Loan (1 mo. Term SOFR + 3.11%)	8.58%	05/14/2029		2,014	2,030,767

Covia Holdings Corp., Term Loan (3 mo. Term SOFR + 4.26%)	9.57%	07/31/2026		2,809	2,802,475

Form Technologies LLC, First Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.70%	10/22/2025		1,051	779,289

U.S. Silica Co., Term Loan B (1 mo. Term SOFR + 4.00%)	9.33%	03/25/2030		994	1,000,565

					6,613,096

Oil & Gas–2.28%

Brazos Delaware II LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.82%	02/11/2030		689	693,370

Gulf Finance LLC, Term Loan (1 mo. Term SOFR + 6.75%)	11.69%	08/25/2026		1,121	1,126,428

ITT Holdings LLC (IMTT), Term Loan B (1 mo. Term SOFR + 3.10%)	8.43%	10/05/2030		1,239	1,247,028

McDermott International Ltd.

LOC(e)(f)	0.00%	12/31/2026		933	853,644

LOC (3 mo. Term SOFR + 5.01%)(e)	10.31%	12/31/2026		294	257,402

LOC(f)	0.00%	06/30/2027		3,644	2,423,595

LOC (3 mo. Term SOFR + 4.00%)(e)	9.56%	06/30/2027		1,292	678,567

PIK Term Loan, 3.00% PIK Rate, 6.44% Cash Rate(i)	3.00%	12/31/2027		1,038	359,326

Term Loan (3 mo. Term SOFR + 7.77%)(e)	13.09%	12/31/2026		943	942,883

Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	06/30/2027		159	89,698

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B (3 mo. Term SOFR + 3.75%)	9.05%	02/28/2030		1,847	1,861,568

PG Investment Co. 59 S.a.r.l./URSA Minor US Bidco LLC (Rosen), Term Loan B (3 mo. Term SOFR + 3.50%)	8.81%	03/26/2031		1,914	1,929,471

Planet US Buyer LLC (Wood Mackenzie), Term Loan (3 mo. Term SOFR + 3.50%)	8.82%	02/07/2031		1,667	1,680,990

					14,143,970

Publishing–3.14%

Cengage Learning, Inc., Term Loan B (1 mo. Term SOFR + 4.25%)	9.54%	03/22/2031		4,673	4,701,105

Century DE Buyer LLC (Simon & Schuster), Term Loan (3 mo. Term SOFR + 4.00%)	9.33%	10/30/2030		1,241	1,236,504

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.10%)(e)	9.41%	12/01/2028		4,341	4,357,204

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt) First Lien Term Loan B (3 mo. Term SOFR + 5.25%)	10.70%	04/09/2029		3,187	3,101,152

Second Lien Term Loan B (1 mo. Term SOFR + 8.50%)	13.85%	04/08/2030		2,056	1,967,043

McGraw-Hill Education, Inc., Term Loan (1 mo. Term SOFR + 4.86%)	10.19%	07/28/2028		3,161	3,173,006

Micro Holding L.P., First Lien Incremental Term Loan (1 mo. Term SOFR + 4.25%)	9.58%	05/03/2028		944	946,418

					19,482,432

Radio & Television–0.51%
iHeartCommunications, Inc.

Incremental Term Loan (1 mo. Term SOFR + 3.36%)	8.69%	05/01/2026		130	101,543

Term Loan (1 mo. Term SOFR + 3.11%)	8.44%	05/01/2026		1,764	1,394,611

Sinclair Television Group, Inc., Term Loan B-3 (1 mo. Term SOFR + 3.11%)	8.59%	04/01/2028		106	76,590

Univision Communications, Inc., Incremental Term Loan B(e)(g)	–	01/23/2029		1,580	1,573,967

					3,146,711

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Retailers (except Food & Drug)–1.45%
Action Holding B.V. (Netherlands)

Term Loan B-3 (3 mo. EURIBOR + 3.75%)	7.65%	09/29/2028	EUR	293	$ 321,360

Term Loan B-4 (3 mo. Term SOFR + 3.25%)	8.56%	10/28/2030		$2,388	2,403,855

Bass Pro Group LLC, Term Loan B-2 (1 mo. Term SOFR + 3.75%)	9.19%	03/06/2028		4,649	4,662,087

CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (3 mo. Term SOFR + 3.50%)	8.83%	11/08/2027		192	192,894

Savers, Inc., Term Loan (1 mo. Term SOFR + 5.50%)	9.05%	04/26/2028		1,366	1,376,410

					8,956,606

Surface Transport–1.95%

First Student Bidco, Inc., Incremental Term Loan B (3 mo. Term SOFR + 3.10%)	8.43%	07/21/2028		3,157	3,167,278
Hertz Corp. (The)

Incremental Term Loan (3 mo. Term SOFR + 3.75%)	9.07%	06/30/2028		713	657,419

Term Loan B (3 mo. Term SOFR + 3.51%)	8.86%	06/30/2028		1,042	960,267

Term Loan C (3 mo. Term SOFR + 3.51%)	8.86%	06/30/2028		202	186,004
Hurtigruten Group A/S (Explorer II AS) (Norway)

Term Loan A(g)	–	02/22/2029	EUR	4,609	1,037,753

Term Loan B-2(g)	–	09/30/2027	EUR	1,193	1,164,679

PODS LLC, Incremental Term Loan (3 mo. Term SOFR + 4.26%)(e)	9.59%	03/31/2028		3,649	3,520,949

Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (3 mo. Term SOFR + 6.15%)	11.45%	03/24/2028		1,868	1,415,019

					12,109,368

Telecommunications–3.86%

Avaya, Inc., Term Loan (1 mo. Term SOFR + 1.50%)	6.83%	08/01/2028		723	608,998

Cablevision Lightpath LLC, Term Loan (1 mo. Term SOFR + 3.36%)	8.68%	11/30/2027		1,254	1,214,372

CCI Buyer, Inc. (Consumer Cellular), First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.30%	12/17/2027		699	703,579

Cincinnati Bell, Inc., Term Loan B-2 (1 mo. Term SOFR + 3.35%)	8.68%	11/22/2028		34	34,370

Crown Subsea Communications Holding, Inc., Term Loan (3 mo. Term SOFR + 4.75%)	10.08%	01/30/2031		4,000	4,044,548
Genesys Cloud Services Holdings I LLC

Incremental Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	12/01/2027		598	603,896

Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	12/01/2027		78	78,920

Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 4.50%)	9.82%	09/27/2029		1,489	1,429,738
Lumen Technologies, Inc.

Term Loan B-1 (1 mo. Term SOFR + 2.47%)	7.79%	04/15/2030		1,110	775,859

Term Loan B-2 (1 mo. Term SOFR + 2.47%)	7.79%	04/15/2029		1,110	755,656
MLN US HoldCo LLC (dba Mitel)

First Lien Term Loan B (3 mo. Term SOFR + 4.60%)	9.93%	11/30/2025		102	11,404

Second Lien Term Loan B (3 mo. Term SOFR + 8.85%)	14.18%	11/30/2026		73	5,917

Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.13%	10/18/2027		6,800	1,331,671

Term Loan (3 mo. Term SOFR + 6.80%)	11.87%	10/18/2027		2,847	1,719,877

Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.68%	10/18/2027		2,583	281,969

Telesat LLC, Term Loan B-5 (1 mo. Term SOFR + 3.01%)	8.36%	12/07/2026		3,460	1,681,637
U.S. TelePacific Corp.

First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.49%	05/02/2026		1,746	706,956

Third Lien Term Loan(e)(g)	–	05/02/2027		167	0
ViaSat, Inc.

Term Loan (1 mo. Term SOFR + 3.75%)	9.83%	03/02/2029		1,835	1,692,729

Term Loan B (1 mo. Term SOFR + 4.50%)	9.94%	05/30/2030		2,191	2,020,732

Voyage Digital (NC) Ltd., Term Loan (3 mo. Term SOFR + 3.25%)(e)	8.58%	10/12/2024		1,230	1,234,852

Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	11.68%	09/21/2027		2,978	2,984,210

					23,921,890

Utilities–2.33%

Generation Bridge Northeast LLC, Term Loan B (1 mo. Term SOFR + 3.50%)	8.83%	08/22/2029		1,395	1,409,775

Granite Generation LLC, Term Loan (1 mo. Term SOFR + 3.86%)	9.19%	11/09/2026		2,061	2,069,686

Hamilton Projects Acquiror LLC, Term Loan B(g)	–	05/22/2031		745	750,375

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (6 mo. Term SOFR + 4.26%)	9.60%	08/14/2026		1,832	1,829,059
Lightstone Holdco LLC

Term Loan B (3 mo. Term SOFR + 5.75%)	11.08%	01/29/2027		4,924	4,811,729

Term Loan C (3 mo. Term SOFR + 5.75%)	11.08%	01/29/2027		279	272,159

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Talen Energy Supply LLC

Term Loan B (3 mo. Term SOFR + 3.50%)	8.83%	05/17/2030	$2,052	$ 2,078,496

Term Loan C (3 mo. Term SOFR + 3.50%)	8.83%	05/17/2030	1,212	1,227,990

				14,449,269

Total Variable Rate Senior Loan Interests (Cost $889,140,890)				853,981,434

			Shares

Common Stocks & Other Equity Interests–7.88%(l)
Aerospace & Defense–0.17%

IAP Worldwide Services(d)(e)			1,547,063	835,414

IAP Worldwide Services(d)(e)			247,725	247,725

IAP Worldwide Services, Inc. (Acquired 07/18/2014-02/08/2019; Cost $593,748)(e)(h)			320	0

NAC Aviation 8 Ltd. (Ireland)(e)			57,568	0

				1,083,139

Automotive–0.02%

Cabonline (Acquired 10/30/2023; Cost $3) (Sweden)(e)(h)			2,795,619	267

Cabonline (Sweden)(e)			2,385,952	115

Cabonline (Acquired 10/30/2023; Cost $71,316) (Sweden)(e)(h)			79,434,288	101,897

Muth Mirror Systems LLC(d)(e)			26,463	0

Muth Mirror Systems LLC, Wts.(e)			177,476	0

				102,279

Building & Development–0.00%

Fagus Holdco PLC (Spain)(e)			551	0

Lake at Las Vegas Joint Venture LLC, Class A(e)			780	0

Lake at Las Vegas Joint Venture LLC, Class B(e)			9	0

				0

Business Equipment & Services–2.22%

Monitronics International, Inc.			153,659	3,257,571

My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $3,866,578)(e)(h)			44,397	10,501,772

				13,759,343

Chemicals & Plastics–0.00%

Flint Group (ColourOz Inv) (Germany)(e)			26,510	0

Containers & Glass Products–0.01%

Keter Group B.V. (Netherlands)(e)			173,496,734	188

Libbey Glass LLC			12,972	64,860

				65,048

Financial Intermediaries–0.02%

RJO Holdings Corp.(e)			1,481	74,077

RJO Holdings Corp., Class A(e)			1,142	57,114

RJO Holdings Corp., Class B(e)			1,667	17

				131,208

Forest Products–0.84%

NewLife Forest Restoration LLC(e)			37,485	5,208,573

Health Care–0.00%

SDB Holdco, LLC (Specialty Dental Brands), Class A(d)			15,962,622	0

Home Furnishings–0.11%

Serta Simmons Bedding LLC			90,756	692,014

Industrial Equipment–0.02%

North American Lifting Holdings, Inc.			44,777	99,069

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

			Shares	Value
Leisure Goods, Activities & Movies–2.30%

Crown Finance US, Inc.			170,299	$ 3,022,808

Crown Finance US, Inc.			1,140	20,235

USF S&H Holdco LLC (Acquired 12/02/2019; Cost $7,100,293)(d)(e)(h)			9,844	11,223,892

Vue International Bidco PLC, Class A1 (United Kingdom)(e)			1,751	0

Vue International Bidco PLC, Class A2 (United Kingdom)(e)			862,319	1

Vue International Bidco PLC, Class A3 (United Kingdom)(e)			536,769	1

Vue International Bidco PLC, Class A4 (United Kingdom)(e)			374,204	0

				14,266,937

Lodging & Casinos–0.04%

Caesars Entertainment, Inc.(m)			7,110	252,832

Oil & Gas–1.78%

HGIM Corp.(e)			17,672	583,176

McDermott International Ltd. (Acquired 04/04/2018-05/03/2019; Cost $3,185,590)(m)			352,986	77,657

McDermott International Ltd.(e)			1,297,185	271,112

Patterson-UTI Energy, Inc.			31,592	348,144

Samson Investment Co., Class A (Acquired 03/01/2017; Cost $3,094,069)(e)(h)			132,022	14,522

Seadrill Ltd. (Norway)(m)			91,553	4,748,854

Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $672,435)(e)(h)			64,960	0

Talos Energy, Inc.(m)			366,643	4,403,383

Tribune Resources LLC (Acquired 04/03/2018; Cost $1,719,591)(h)			337,847	597,651

				11,044,499

Radio & Television–0.03%

iHeartMedia, Inc., Class A(m)			166,688	154,286

iHeartMedia, Inc., Class B(e)(m)			42	79

				154,365

Retailers (except Food & Drug)–0.01%

Claire’s Stores, Inc.			390	5,850

Toys ‘R’ Us-Delaware, Inc.(e)			15	0

Vivarte S.A.S.U. (France)(e)			241,195	47,108

				52,958

Surface Transport–0.29%

Commercial Barge Line Co.(e)			8,057	874,185

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(e)			55,418	34,636

Commercial Barge Line Co., Wts., expiring 04/27/2045(e)			8,470	918,995

Hurtigruten (Explorer II AS), Wts. (Norway)(e)			309,767	0

				1,827,816

Telecommunications–0.02%

Avaya Holdings Corp.			24,154	95,119

Avaya, Inc. (Acquired 05/01/2023; Cost $65,715)(h)			4,381	17,252

				112,371

Total Common Stocks & Other Equity Interests (Cost $67,711,706)				48,852,451

	Interest Rate	Maturity Date	Principal Amount (000)(a)
U.S. Dollar Denominated Bonds & Notes–4.66%
Aerospace & Defense–0.36%

Rand Parent LLC (n)	8.50%	02/15/2030	$2,284	2,234,584

Air Transport–0.11%

American Airlines, Inc.(n)	8.50%	05/15/2029	641	661,545

Automotive–0.14%

Panther Escrow Issuer LLC(n)	7.13%	06/01/2031	830	837,596

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–0.47%

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(n)	4.50%	04/01/2027	$ 1,918	$ 1,780,199

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(n)	6.75%	04/01/2032	353	350,878

Signal Parent, Inc.(n)	6.13%	04/01/2029	1,166	771,511

				2,902,588

Business Equipment & Services–0.24%

Allied Universal Holdco LLC(n)	7.88%	02/15/2031	1,452	1,448,920

Cloud Software Group, Inc.(n)	8.25%	06/30/2032	41	41,440

				1,490,360

Cable & Satellite Television–0.52%

Altice Financing S.A. (Luxembourg)(n)	5.75%	08/15/2029	29	21,583

Altice Financing S.A. (Luxembourg)(n)	5.00%	01/15/2028	1,876	1,483,914

Altice France S.A. (France)(n)	5.50%	01/15/2028	594	416,524

Altice France S.A. (France)(n)	5.50%	10/15/2029	679	456,817

Virgin Media Secured Finance PLC (United Kingdom)(n)	4.50%	08/15/2030	1,020	855,923

				3,234,761

Chemicals & Plastics–0.88%

INEOS Finance PLC (Luxembourg)(n)	7.50%	04/15/2029	1,236	1,249,449

INEOS Quattro Finance 2 PLC (United Kingdom)(n)	9.63%	03/15/2029	722	762,085

SK Invictus Intermediate II S.a.r.l.(n)	5.00%	10/30/2029	3,870	3,438,137

				5,449,671

Cosmetics & Toiletries–0.14%

Bausch & Lomb Corp.(n)	8.38%	10/01/2028	857	873,069

Food Products–0.17%

Sigma Holdco B.V. (Netherlands)(n)	7.88%	05/15/2026	72	70,094

Teasdale Foods, Inc. (Acquired 12/18/2020-03/29/2024; Cost $2,438,664)(d)(e)(h)	16.25%	06/18/2026	2,489	998,289

				1,068,383

Health Care–0.14%

Global Medical Response, Inc.(n)	10.00%	10/31/2028	500	486,749

Organon & Co./Organon Foreign Debt Co-Issuer B.V.(n)	6.75%	05/15/2034	360	359,156

				845,905

Industrial Equipment–0.27%

Chart Industries, Inc.(n)	7.50%	01/01/2030	182	187,671

EMRLD Borrower L.P./Emerald Co-Issuer, Inc.(n)	6.63%	12/15/2030	1,510	1,514,518

				1,702,189

Insurance–0.36%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(n)	7.00%	01/15/2031	1,516	1,520,956

HUB International Ltd.(n)	7.25%	06/15/2030	700	711,710

				2,232,666

Lodging & Casinos–0.16%

Caesars Entertainment, Inc.(n)	6.50%	02/15/2032	383	378,970

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.(n)	6.63%	01/15/2032	632	629,128

				1,008,098

Radio & Television–0.07%

iHeartCommunications, Inc.(n)	4.75%	01/15/2028	322	170,530

Univision Communications, Inc.(n)	7.38%	06/30/2030	257	243,774

				414,304

Retailers (except Food & Drug)–0.25%

Evergreen Acqco 1 L.P./TVI, Inc.(n)	9.75%	04/26/2028	1,481	1,571,841

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Telecommunications–0.38%

Windstream Escrow LLC/Windstream Escrow Finance Corp. (n)	7.75%	08/15/2028		$ 2,490	$ 2,341,626

Total U.S. Dollar Denominated Bonds & Notes (Cost $31,086,568)					28,869,186

Non-U.S. Dollar Denominated Bonds & Notes–3.34%(o)
Automotive–0.30%

Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $206,399)(h)(n)	14.00%	03/19/2026	SEK	2,386	232,384

Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%) (Acquired 03/24/2022; Cost $980,148)(h)(k)(n)(p)	13.44%	04/19/2026	SEK	9,225	808,686

Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $433,886)(h)(n)	14.00%	03/19/2026	SEK	4,772	464,769

Conceria Pasubio S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(n)(p)	8.41%	09/30/2028	EUR	362	379,522

					1,885,361

Building & Development–0.08%

APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(n)(p)	8.91%	01/15/2027	EUR	450	491,540

Fagus Holdco PLC (Spain)(e)	0.00%	09/05/2029	EUR	9	9,860

					501,400

Business Equipment & Services–0.09%

Pachelbel Bidco S.p.A. (Italy)(n)	7.13%	05/17/2031	EUR	148	165,064

Pachelbel Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(n)(p)	8.07%	05/17/2031	EUR	341	377,382

					542,446

Cable & Satellite Television–0.20%

Altice Financing S.A. (Luxembourg)(n)	3.00%	01/15/2028	EUR	423	359,452

Altice Finco S.A. (Luxembourg)(n)	4.75%	01/15/2028	EUR	1,292	857,173

					1,216,625

Electronics & Electrical–0.40%

Cerved Group S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(n)(p)	9.19%	02/15/2029	EUR	1,258	1,344,859

Versuni Group B.V. (Netherlands)(n)	3.13%	06/15/2028	EUR	1,177	1,147,796

					2,492,655

Financial Intermediaries–1.85%

AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(n)(p)	11.34%	07/15/2030	EUR	2,617	1,710,134

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(n)(p)	10.09%	05/01/2026	EUR	1,168	894,553

Garfunkelux Holdco 3 S.A. (Luxembourg)(n)	6.75%	11/01/2025	EUR	1,523	1,176,304

Sherwood Financing PLC (United Kingdom)(n)	4.50%	11/15/2026	EUR	371	351,352

Sherwood Financing PLC (United Kingdom)(n)	6.00%	11/15/2026	GBP	375	407,787

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	8.45%	11/15/2027	EUR	1,652	1,633,668

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(n)(p)	8.45%	11/15/2027	EUR	1,725	1,705,858

Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,844	1,972,165

Very Group Funding PLC (The) (United Kingdom)(n)	6.50%	08/01/2026	GBP	1,541	1,648,106

					11,499,927

Industrial Equipment–0.11%

Summer (BC) Holdco A S.a.r.l. (United Kingdom)(n)	9.25%	10/31/2027	EUR	631	673,567

Leisure Goods, Activities & Movies–0.14%

Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(n)(p)	8.69%	06/15/2027	EUR	372	406,141

Deuce Finco PLC (United Kingdom)(n)	5.50%	06/15/2027	GBP	372	450,377

					856,518

Surface Transport–0.17%

Zenith Finco PLC (United Kingdom)(n)	6.50%	06/30/2027	GBP	1,203	1,049,095

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $21,883,803)					20,717,594

			Shares
Preferred Stocks–1.65%
Financial Intermediaries–0.02%

RJO Holdings Corp., Series A-2, Pfd.(e)				324	118,424

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

	Shares	Value

Health Care–0.39%

SDB Holdco LLC (Specialty Dental Brands), Pfd.(d)(e)	7,745,021	$2,397,084

Oil & Gas–0.03%

McDermott International Ltd., Pfd.(e)	1,002	200,372

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $258,485)(e)(h)	258,709	1,526

		201,898

Surface Transport–1.21%

Commercial Barge Line Co., Series B, Pfd.(e)	39,456	4,421,045
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045(e)	27,709	3,104,793

		7,525,838

Total Preferred Stocks (Cost $4,219,865)		10,243,244

TOTAL INVESTMENTS IN SECURITIES(q)-155.26% (Cost $1,014,042,832)		962,663,909

BORROWINGS-(33.39)%		(207,000,000)

VARIABLE RATE TERM PREFERRED SHARES-(16.10)%		(99,815,620)

OTHER ASSETS LESS LIABILITIES-(5.77)%		(35,830,059)

NET ASSETS APPLICABLE TO COMMON SHARES-100.00%		$620,018,230

Investment Abbreviations:

EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(h)	Restricted security. The aggregate value of these securities at May 31, 2024 was $46,394,674, which represented 7.48% of the Trust’s Net Assets.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	The borrower has filed for protection in federal bankruptcy court.
(k)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $9,073,800, which represented 1.46% of the Trust’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)	Non-income producing security.
(n)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $48,578,631, which represented 7.84% of the Trust’s Net Assets.

(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.
(q)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2024.

	Value February 29, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio	$-	$3,103,104	$(3,103,104)	$-	$ -	$-	$1,230

Invesco Liquid Assets Portfolio, Institutional Class	-	2,216,498	(2,216,528)	-	30	-	894
Invesco Treasury Portfolio, Institutional Class	-	3,546,405	(3,546,405)	-	-	-	1,405

Total	$-	$8,866,007	$(8,866,037)	$-	$30	$-	$3,529

The aggregate value of securities considered illiquid at May 31, 2024 was $281,908,677, which represented 45.47% of the Trust’s Net Assets.

Open Forward Foreign Currency Contracts

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

Currency Risk

07/31/2024	Bank of New York Mellon (The)	EUR	16,410,750	USD	17,887,241	$34,935

06/28/2024	BNP Paribas S.A.	USD	1,178,435	EUR	1,096,126	12,159

06/28/2024	BNP Paribas S.A.	USD	1,581,554	SEK	16,881,126	24,416

06/28/2024	Canadian Imperial Bank of Commerce	USD	3,424,522	GBP	2,694,804	9,743

07/31/2024	Goldman Sachs International	EUR	16,410,750	USD	17,885,666	33,360

06/28/2024	J.P. Morgan Chase Bank, N.A.	USD	2,139,353	EUR	2,000,000	33,016

06/28/2024	Morgan Stanley and Co. International PLC	USD	3,355,155	GBP	2,639,808	9,023

06/28/2024	Morgan Stanley and Co. International PLC	USD	52,566	SEK	567,096	1,384

07/31/2024	Morgan Stanley and Co. International PLC	EUR	16,165,813	USD	17,596,100	10,246

06/28/2024	Royal Bank of Canada	USD	3,312,605	GBP	2,606,004	8,494

07/31/2024	Royal Bank of Canada	EUR	382,039	USD	416,525	927

Subtotal-Appreciation						177,703

Currency Risk

06/28/2024	Bank of New York Mellon (The)	USD	17,859,819	EUR	16,410,750	(34,727)

06/28/2024	BNP Paribas S.A.	EUR	17,447,952	USD	18,667,285	(284,400)

06/28/2024	BNP Paribas S.A.	GBP	2,583,152	USD	3,218,357	(73,619)

07/31/2024	BNP Paribas S.A.	SEK	16,991,610	USD	1,594,547	(24,609)

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Open Forward Foreign Currency Contracts-(continued)

						Unrealized Appreciation (Depreciation)
Settlement Date		Contract to
	Counterparty	Deliver		Receive

06/28/2024	Canadian Imperial Bank of Commerce	GBP	2,622,291	USD	3,262,319	$(79,535)

07/31/2024	Canadian Imperial Bank of Commerce	GBP	2,694,804	USD	3,425,382	(9,445)

06/28/2024	Goldman Sachs International	USD	17,858,178	EUR	16,410,750	(33,085)

06/28/2024	Morgan Stanley and Co. International PLC	EUR	17,187,535	USD	18,399,084	(269,740)

06/28/2024	Morgan Stanley and Co. International PLC	SEK	171,846	USD	15,918	(430)

06/28/2024	Morgan Stanley and Co. International PLC	USD	17,569,006	EUR	16,165,813	(9,960)

07/31/2024	Morgan Stanley and Co. International PLC	GBP	2,639,808	USD	3,356,001	(8,726)

06/28/2024	Royal Bank of Canada	GBP	2,735,174	USD	3,410,254	(75,458)

07/31/2024	Royal Bank of Canada	GBP	2,606,004	USD	3,313,436	(8,206)

06/28/2024	State Street Bank & Trust Co.	EUR	17,447,952	USD	18,637,640	(314,044)

06/28/2024	State Street Bank & Trust Co.	SEK	17,276,376	USD	1,576,745	(66,827)

07/31/2024	State Street Bank & Trust Co.	GBP	31,778	USD	40,413	(92)

Subtotal–Depreciation						(1,292,903)

Total Forward Foreign Currency Contracts						$(1,115,200)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
SEK	– Swedish Krona
USD	– U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Senior Income Trust

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$493,179,888	$360,801,546	$853,981,434

Common Stocks & Other Equity Interests	9,985,156	7,872,429	30,994,866	48,852,451

U.S. Dollar Denominated Bonds & Notes	–	27,870,897	998,289	28,869,186

Non-U.S. Dollar Denominated Bonds & Notes	–	20,707,734	9,860	20,717,594

Preferred Stocks	–	–	10,243,244	10,243,244

Total Investments in Securities	9,985,156	549,630,948	403,047,805	962,663,909

Other Investments - Assets*

Investments Matured	–	–	268,294	268,294

Forward Foreign Currency Contracts	–	177,703	–	177,703

	–	177,703	268,294	445,997

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(1,292,903)	–	(1,292,903)

Total Other Investments	–	(1,115,200)	268,294	(846,906)

Total Investments	$9,985,156	$548,515,748	$403,316,099	$961,817,003

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

 A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

 The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2024:

	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/24
Variable Rate Senior Loan Interests	$349,911,085	$45,351,137	$(30,100,464)	$355,042	$(4,794,366)	$2,334,998	$12,577,283	$(14,833,169)	$360,801,546
Common Stocks & Other Equity Interests	25,570,489	7,105,337	(2,012,646)	–	8,771	(193,991)	516,906	–	30,994,866
Preferred Stocks	8,146,388	2,397,084	–	–	–	(300,228)	–	–	10,243,244
U.S. Dollar Denominated Bonds & Notes	552,396	95,090	–	2,915	–	347,888	–	–	998,289
Investments Matured	352,231	–	(204,724)	–	–	120,787	–	–	268,294
Non-U.S. Dollar Denominated Bonds &
Notes	9,821	–	–	–	–	39	–	–	9,860
Municipal Obligations	3,866,695	–	(4,703,488)	6,921	–	829,872	–	–	–
Total	$388,409,105	$54,948,648	$(37,021,322)	$364,878	$(4,785,595)	$3,139,365	$13,094,189	$(14,833,169)	$403,316,099

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Senior Income Trust

 The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
Keg Logistics LLC, Term Loan A	$23,896,329	Valuation Service	N/A	N/A	N/A	(a)
FDH Group Acquisition, Inc., Term Loan A	21,547,215	Valuation Service	N/A	N/A	N/A	(a)
Lightning Finco Ltd. (LiveU), Term Loan B-1	17,300,530	Valuation Service	N/A	N/A	N/A	(a)
SDB Holdco LLC (Specialty Dental Brands), Term Loan A	15,884,589	Valuation Service	N/A	N/A	N/A	(a)
Teasdale Foods, Inc., Term Loan	13,701,707	Valuation Service	N/A	N/A	N/A	(a)
Muth Mirror Systems LLC, Term Loan	13,640,863	Valuation Service	N/A	N/A	N/A	(a)
Hasa Intermediate Holdings LLC, Term Loan	13,335,276	Valuation Service	N/A	N/A	N/A	(a)
V Global Holdings LLC (aka Vertellus), Term Loan	11,939,153	Valuation Service	N/A	N/A	N/A	(a)
CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	11,347,233	Valuation Service	N/A	N/A	N/A	(a)
Esquire Deposition Solutions LLC, Term Loan	11,343,959	Valuation Service	N/A	N/A	N/A	(a)
USF S&H Holdco LLC	11,223,892	Valuation Service	N/A	N/A	N/A	(a)
My Alarm Center LLC, Class A	10,501,772	Valuation Service	N/A	N/A	N/A	(b)
Affinity Dental Management, Inc., Term Loan	10,176,974	Valuation Service	N/A	N/A	N/A	(a)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Senior Income Trust